Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes	12 Months Ended
Mar. 31, 2014
Equipment [Member] | Minimum [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	3 years
Equipment [Member] | Maximum [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	20 years
Building [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	20 years
Leasehold Improvements [Member] | Minimum [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	8 years
Leasehold Improvements [Member] | Maximum [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	20 years
Software and Software Development Costs [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	5 years
Assets Held under Capital Leases [Member] | Minimum [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	4 years
Assets Held under Capital Leases [Member] | Maximum [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	6 years